New York Life Insurance Company

51 Madison Avenue

New York, NY 10010

(212)576-7786 Fax: (212)576-7101

E-Mail: Jennifer_Newman@newyorklife.com

www.newyorklife.com

Jennifer M. Newman

Associate General Counsel

VIA EDGAR

May 3, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Universal Life Separate Account – I
File No. 033-64410

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus that the Registrant would have filed pursuant to Rule 497(b) would not have differed from that contained in Post-Effective Amendment No. 31 on Form S-6 that was filed by the Registrant on April 12, 2017 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 12, 2017.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7786.

Very truly yours,

/s/ Jennifer M. Newman
Jennifer M. Newman
Associate General Counsel